Revenues - Schedule of Company's Recognition of Revenue (Details) - USD ($) $ in Thousands	Oct. 31, 2021	Jan. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation amount	$ 30,110	$ 34,044
2022(3 mos.) [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation amount	5,243
2022 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation amount		12,481
2023 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation amount	10,770	9,565
2024 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation amount	8,174	6,862
2025 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation amount	4,371	4,150
2026 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation amount	$ 1,552	986
Thereafter [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation amount		$ 0